LONG TERM INVESTMENTS (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	$ 1,746	$ 3,939
Net Additions	41	83
Movements In Foreign Exchange	(2)	(173)
Fair Value Adjustments For The Period	(319)	(2,103)
Fair Value Of Long Term Investments, Ending Balance	1,466	1,746
Endurance Gold Corp. Common Shares
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	55	0
Net Additions	0	53
Movements In Foreign Exchange	(1)	(4)
Fair Value Adjustments For The Period	(16)	6
Fair Value Of Long Term Investments, Ending Balance	38	55
Talisker Resources Ltd [Member] | Common Shares [Member]
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	1,640	3,880
Net Additions	0	0
Movements In Foreign Exchange	2	(134)
Fair Value Adjustments For The Period	(293)	(2,106)
Fair Value Of Long Term Investments, Ending Balance	1,349	1,640
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	51	59
Net Additions	41	30
Movements In Foreign Exchange	(3)	(35)
Fair Value Adjustments For The Period	(10)	(3)
Fair Value Of Long Term Investments, Ending Balance	$ 79	$ 51